Goodwill - Allocation of Goodwill to Cash-Generating Units (Details) - Goodwill - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 25,748	€ 26,841	€ 28,686
Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	95	102	164
Telefónica Spain | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,310	4,310	4,306
Telefónica Brazil | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	8,991	10,057	11,565
Telefónica Germany | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,815	4,815	4,787
Telefónica United Kingdom | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,611	4,648	4,824
Telefónica Hispam Norte | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	464	1,002	957
Telefónica Hispam Norte | Operating segments | Colombia
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	192	222
Telefónica Hispam Norte | Operating segments | Mexico
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	339
Telefónica Hispam Norte | Operating segments | Central America
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	144	319
Telefónica Hispam Norte | Operating segments | Ecuador
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	128	122
Telefónica Hispam Sur | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,462	1,907	€ 2,083
Telefónica Hispam Sur | Operating segments | Chile
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	906	978
Telefónica Hispam Sur | Operating segments | Peru
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	744	739
Telefónica Hispam Sur | Operating segments | Argentina
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	785	161
Telefónica Hispam Sur | Operating segments | Uruguay
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 27	€ 29